Business Combinations - Summary of Gross Sales and Net Earnings from Continuing Operations Before Income Taxes (Parenthetical) (Detail) - Retail Acquisitions [member] $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Estimated annual sales	$ 441
Earnings before finance costs, income taxes, and depreciation and amortization	$ 42